Scope of consolidation - Held for sale businesses (Details) - EUR (€) € in Millions		4 Months Ended
	Jan. 31, 2020	May 02, 2019	Dec. 31, 2019	Dec. 31, 2018
Assets And Liabilities Classified As Held For Sale [Line Items]
Consideration paid (received)	€ (48)	€ (5,772)
Value of Teksid Cast Iron business			€ 210
Assets			98,044	€ 96,873
Teksid S.p.A. | Disposal groups classified as held for sale
Assets And Liabilities Classified As Held For Sale [Line Items]
Assets			325
Liabilities			€ 212